Financial instruments (Details 1) - Dec. 31, 2024	USD ($)	CAD ($)	MXN ($)
IfrsStatementLineItems [Line Items]
Gold loan payable	$ 8,128,263	$ 8,128,263
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable		8,128,263
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Gold loan payable